Taxes - Schedule of Relationship Between Tax Expense and Accounting Profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Profit/(loss) before tax	$ 3,015,171	$ (104,184,043)	$ (146,207,433)
Effect of unused losses	2,004,561	89,628,546	124,136,838
Non-taxable income	(5,751,609)
ECL provision	444,946	229,940	1,096,696
Accounting losses	205,165	92,920	30,517
Tax depreciation	(101,812)	(101,812)	(25,665)
Taxable losses	$ (183,578)	$ (14,334,449)	$ (20,969,047)
Tax rate	22.50%	22.50%	22.50%
Income tax benefit	$ (41,305)	$ (3,225,251)	$ (4,718,036)